Income tax receivables and payables	12 Months Ended
Dec. 31, 2021
Income tax receivables and payables
Income tax receivables and payables

10 Income tax receivables and payables

	December 31, 2021				December 31, 2020
	Receivables		Payables		Receivables		Payables
(€ million)	Current	Non Current	Current	Non Current	Current	Non Current	Current	Non Current
Income taxes	195	108	648	374	184	153	243	360

Income taxes are described in note 33 — Income tax expense.

Non-current income tax payables include the likely outcome of pending litigation with tax authorities in relation to uncertain tax matters relating to foreign subsidiaries of the Exploration & Production segment for €230 million (€254 million at December 31, 2020).